Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated December 4, 2007, to the Statement of Additional Information dated August 1, 2007, as previously supplemented November 16, 2007, October 29, 2007, and October 1, 2007.

This supplement contains important information about the Funds referenced above (the “Funds”).

All Funds

On November 7, 2007, the Board of Trustees (the “Board”) accepted the resignation of Dorothy A. Peters as Chief Compliance Officer of Wells Fargo Funds Trust (the “Trust”) and appointed Debra Ann Early as Chief Compliance Officer of the Trust effective as of November 30, 2007. As a result, the information regarding Dorothy A. Peters under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Debra Ann Early, 43	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds

Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from July 2005 to November 2007. Chief Financial Officer of Parnassus Investments from December 2004 to November 2007. Senior Audit Manager, PricewaterhouseCoopers LLP from October 1998 to December 2004.

N/A

______________________________________________________________________________________

The following information was contained within the November 16, 2007, Supplement and is included herewith for your convenience.

SMALL CAP GROWTH FUND

Effective on or about December 17, 2007, the Small Cap Growth Fund is closed to new investors, except that the Fund shall remain open to (a) existing shareholders; (b) certain institutional investors that meet the minimum investment requirement, (c) certain individuals or institutions that invest (i) via fee-based investment products or (ii) mutual fund wrap programs through a broker, dealer, financial planner, or consultant, or (iii) a registered investment advisor that has entered or enters into a signed agreement with Funds Management; (d) employer-sponsored retirement plans (and their participants) for which Funds Management or the Funds’ distributor, or an affiliate, has entered into an agreement to provide administrative services; and (e) other retirement plans whose administrators or dealers have entered into an agreement with Funds Management or the Funds’ distributor, or an affiliate, to perform services.

The section “Investors Eligible to Purchase Closed Funds or Closed Share Classes” on page 37 of the Statement of Additional Information will be updated to include the Small Cap Growth Fund as a “Closed Fund.”

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